Note 5 - Vessels, Net (Details Textual) - USD ($)												1 Months Ended	12 Months Ended
	Dec. 21, 2017	Oct. 29, 2017	Oct. 23, 2017	Sep. 30, 2017	Sep. 29, 2017	Jun. 20, 2017	Jan. 09, 2017	Dec. 23, 2016	Dec. 20, 2016	Sep. 29, 2016	May 10, 2016	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Sale of Property, Plant, and Equipment, Total													$ 9,552,260	$ 4,196,268	$ 7,345,342
Gain (Loss) on Disposition of Property Plant Equipment, Total													803,811	10,597	461,586
Payments to Acquire Property, Plant, and Equipment, Total													39,698,984	27,329,824	16,628,889
Asset Impairment Charges, Total													4,595,819	5,924,668	$ 1,641,885
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Current													4,914,782	2,814,046
M/V Aggeliki P. and M/V Monika P. [Member]
Impairment Effect on Earnings Per Share, Pretax				$ 0.42
M/V Aggeliki P. and M/V Monika P. [Member] | Impairment Loss and Loss on Write-down of Vessels Held for Sale [Member]
Asset Impairment Charges, Total				$ 4,600,000
M/V Aggeliki P. and M/V Monika P. [Member] | Net Gain on Sale of Vessels [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total				$ 300,000
M/V Monika P. [Member]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Current													4,900,000
M/V Captain Costas [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total											$ 2,650,000
Sales Commission Percentage											4.00%
Gain (Loss) on Disposition of Property Plant Equipment, Total											$ 10,597
M/V Captain Costas [Member] | Eurochart [Member]
Sales Commission Percentage											1.00%
M/V Aegean Express [Member]
Payments to Acquire Property, Plant, and Equipment, Total										$ 3,151,940
M/V RT Dagr [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total												$ 2,300,000
Gain (Loss) on Disposition of Property Plant Equipment, Total												$ 500,000
Payments to Acquire Property, Plant, and Equipment, Total								$ 1,810,000
Stock Issued During Period, Shares, Purchase of Assets								864,292
Payments for Acquisition Costs, Property Plant, and Equipment								$ 77,821
M/V RT Dagr, Fuel on Board [Member]
Stock Issued During Period, Shares, Purchase of Assets								35,708
M/V Eleni P [Member]
Asset Impairment Charges, Total									$ (5,920,000)
Impairment Effect on Earnings Per Share, Pretax									$ 0.73
Assets Held-for-sale, Not Part of Disposal Group, Current, Total														2,810,000
M/V Tasos [Member]
Payments to Acquire Property, Plant, and Equipment, Total							$ 4,503,464
M/V EM Astoria [Member]
Payments to Acquire Property, Plant, and Equipment, Total						$ 4,750,000
MV EM Athens [Member]
Payments to Acquire Property, Plant, and Equipment, Total					$ 4,240,000
M/V EM Oinousses [Member]
Payments to Acquire Property, Plant, and Equipment, Total			$ 4,250,000
M/V EM Corfu [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 5,660,000
M/V Akinada Bridge [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 11,120,000
Vessels [Member]
Property Plant and Equipment Pledged As Collateral													$ 134,100,000	$ 103,780,000